SEMI-ANNUAL          --------------------------------
                              REPORT

                      MARCH 31, 2002
                         (UNAUDITED)


               SHORT TERM GOVERNMENT
                         INCOME FUND

            INSTITUTIONAL GOVERNMENT
                         INCOME FUND

                   MONEY MARKET FUND
                                              --------------------------------
                           BOND FUND             THE MARK OF EXCELLENCE SM

                     HIGH YIELD FUND

        INTERMEDIATE TERM GOVERNMENT
                         INCOME FUND

                                                  TOUCHSTONE
                                            [LOGO]------------------------------
                                                                 FAMILY OF FUNDS

--------------------------------------------------------------------------------

                   I n c o m e   o   T o t a l   R e t u r n

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------

Letter from the President                                                      3
--------------------------------------------------------------------------------

Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------

Statements of Operations                                                     6-7
--------------------------------------------------------------------------------

Statements of Changes in Net Assets                                         8-11
--------------------------------------------------------------------------------

Financial Highlights                                                       12-23
--------------------------------------------------------------------------------

Notes to Financial Statements                                              24-33
--------------------------------------------------------------------------------

Portfolios of Investments:
--------------------------------------------------------------------------------

     Short Term Government Income Fund                                        34
--------------------------------------------------------------------------------

     Institutional Government Income Fund                                  35-36
--------------------------------------------------------------------------------

     Money Market Fund                                                     37-39
--------------------------------------------------------------------------------

     Bond Fund                                                             40-41
--------------------------------------------------------------------------------

     High Yield Fund                                                       42-43
--------------------------------------------------------------------------------

     Intermediate Term Government Income Fund                                 44
--------------------------------------------------------------------------------

Notes to Portfolios of Investments                                            45
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                       [2]

LETTER FROM THE PRESIDENT
================================================================================

                                                                       [PICTURE]

Dear Fellow Shareholders:

Included  with this  letter is the  Touchstone  Investment  Trust's  semi-annual report for the six months ended March 31, 2002. This update incorporates financial data and performance information for the Touchstone Short Term Government Income Fund, Touchstone Institutional Government Income Fund, Touchstone Money Market Fund, Touchstone Bond Fund, Touchstone High Yield Fund and Touchstone Intermediate Term Government Income Fund. These six funds are part of the Touchstone Family of Funds, which consists of an array of mutual funds provided to meet a variety of investment needs.

It is impossible to reflect on the past six months without recalling the unprecedented terrorist attacks on the United States. America's strength and resiliency were reflected in our response to this challenge to our nation. We did not allow a brief retrenchment to rout us. Although exacerbated by the attacks, the U.S. recession that began in March of 2001 appears to have been short-lived. Monetary policy continued to ease through year-end, but beginning in January the Federal Reserve Board held rates steady. Gross Domestic Product was reported to have grown 2.1% for the full year, as consumers continued to support the economy. Most economists now believe that the United States has begun a recovery. And a better economy should translate into improved corporate earnings, thus supporting greater investor confidence.

In general, bonds performed well over the past two years. However, the last two quarters were challenging for fixed income investors. With the Fed easing monetary policy, and the beginnings of a strengthening economy, the Lehman Brothers Aggregate Index posted marginally positive returns over this six-month period. Mortgage-backed securities were the strongest performers, while short-term Treasury yields declined to an all time low in the fourth quarter. Corporate bonds were volatile, as the market reacted to rumors and reports, and assessed each situation in light of the Enron situation. We believe as the economy recovers, a continued lack of inflation pressure should be a positive for bonds.

At Touchstone, we are committed to our process. Our professional fund managers utilize disciplined approaches to portfolio management as they focus on the long-term. Thank you for your confidence in investing with the Touchstone Family of Funds.

Best regards,


/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [3]

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002 (UNAUDITED)
================================================================================================================
                                                                   SHORT TERM     INSTITUTIONAL         MONEY
                                                                   GOVERNMENT       GOVERNMENT         MARKET
(000's)                                                           INCOME FUND      INCOME FUND          FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................................    $     67,557     $     70,139     $     87,458
                                                                  ==============================================
  At market value ............................................    $     25,237     $     41,679     $     87,458
  Repurchase agreements ......................................          42,320           28,460               --
                                                                  ----------------------------------------------
Total investment securities ..................................          67,557           70,139           87,458
Cash .........................................................              --               --                1
Interest receivable ..........................................             501              580              583
Receivable for securities sold ...............................           5,000               --               --
Other assets .................................................              10                6               26
                                                                  ----------------------------------------------
TOTAL ASSETS .................................................          73,068           70,725           88,068
                                                                  ----------------------------------------------

LIABILITIES
Bank overdraft ...............................................              --               99               --
Dividends payable ............................................               1                5                3
Payable to affiliates ........................................              44               14               25
Other accrued expenses and liabilities .......................              51               19               31
                                                                  ----------------------------------------------
TOTAL LIABILITIES ............................................              96              137               59
                                                                  ----------------------------------------------

NET ASSETS ...................................................    $     72,972     $     70,588     $     88,009
                                                                  ==============================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................    $     72,974     $     70,602     $     88,007
Undistributed net investment income ..........................              --               --                5
Accumulated net realized losses from security transactions ...              (2)             (14)              (3)
                                                                  ----------------------------------------------

NET ASSETS ...................................................    $     72,972     $     70,588     $     88,009
                                                                  ==============================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......          72,973           70,602           88,039
                                                                  ==============================================

Net asset value, offering price and redemption price per share    $       1.00     $       1.00     $       1.00
                                                                  ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [4]

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002 (UNAUDITED)
================================================================================================================
                                                                                                    INTERMEDIATE
                                                                                       HIGH             TERM
                                                                      BOND            YIELD          GOVERNMENT
(000's)                                                               FUND             FUND         INCOME FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................................    $     37,900     $      9,904     $     39,633
                                                                  ==============================================
  At market value ............................................    $     37,957     $      9,621     $     39,186
Cash .........................................................           2,708                1                5
Interest and principal paydowns receivable ...................             423              223              279
Receivable for capital shares sold ...........................              27               82               10
Receivable for investment securities sold ....................             494               --               --
Receivable from Adviser ......................................              35               10               --
Other assets .................................................               4               20               24
                                                                  ----------------------------------------------
TOTAL ASSETS .................................................          41,648            9,957           39,504
                                                                  ----------------------------------------------

LIABILITIES
Dividends payable ............................................              10                6               18
Payable for capital shares redeemed ..........................             165               --            4,327
Payable for securities purchased .............................             532               --            4,614
Payable to affiliates ........................................              --               --               14
Other accrued expenses and liabilities .......................              78                8               17
                                                                  ----------------------------------------------
TOTAL LIABILITIES ............................................             785               14            8,990
                                                                  ----------------------------------------------

NET ASSETS ...................................................    $     40,863     $      9,943     $     30,514
                                                                  ==============================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................    $     41,484     $     10,477     $     32,898
Undistributed net investment income ..........................              57               --               --
Accumulated net realized losses from security transactions ...            (735)            (251)          (1,937)
Net unrealized appreciation (depreciation) on investments ....              57             (283)            (447)
                                                                  ----------------------------------------------

NET ASSETS ...................................................    $     40,863     $      9,943     $     30,514
                                                                  ==============================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....................    $     39,140     $      8,906     $     30,027
                                                                  ==============================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......           4,021              951            2,847
                                                                  ==============================================
Net asset value and redemption price per share ...............    $       9.74     $       9.37     $      10.55
                                                                  ==============================================
Maximum offering price per share .............................    $      10.23     $       9.84     $      11.08
                                                                  ==============================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ....................    $        306     $        714     $        116
                                                                  ==============================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......              33               76               11
                                                                  ==============================================
Net asset value and redemption price per share* ..............    $       9.28     $       9.37     $      10.54
                                                                  ==============================================
Maximum offering price per share .............................    $       9.28     $       9.37     $      10.54
                                                                  ==============================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ....................    $      1,417     $        323     $        371
                                                                  ==============================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......             153               34               35
                                                                  ==============================================
Net asset value and redemption price per share* ..............    $       9.28     $       9.39     $      10.54
                                                                  ==============================================
Maximum offering price per share .............................    $       9.28     $       9.39     $      10.54
                                                                  ==============================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [5]

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
================================================================================================================
                                                                   SHORT TERM     INSTITUTIONAL         MONEY
                                                                   GOVERNMENT       GOVERNMENT         MARKET
(000's)                                                           INCOME FUND      INCOME FUND          FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................................    $        742     $        849     $      1,092
                                                                  ----------------------------------------------

EXPENSES
Investment advisory fees .....................................             171               69              186
Distribution expenses ........................................             123               35              135
Transfer agent fees ..........................................              73               20               72
Postage and supplies .........................................              20                3               18
Accounting services fees .....................................              15               15               15
Custodian fees ...............................................              12                7               10
Registration fees ............................................               9                5               12
Professional fees ............................................              13               13               12
Trustees' fees and expenses ..................................               3                3                3
Reports to shareholders ......................................              38               15               45
Other expenses ...............................................               2                3                2
                                                                  ----------------------------------------------
TOTAL EXPENSES ...............................................             479              188              510
Fees waived and/or common expenses reimbursed
  by the Adviser .............................................            (145)             (49)            (260)
                                                                  ----------------------------------------------
NET EXPENSES .................................................             334              139              250
                                                                  ----------------------------------------------

NET INVESTMENT INCOME ........................................             408              710              842
                                                                  ----------------------------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ................               2               --                8
                                                                  ----------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................    $        410     $        710     $        850
                                                                  ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [6]

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
================================================================================================================
                                                                                                    INTERMEDIATE
                                                                                       HIGH             TERM
                                                                      BOND            YIELD          GOVERNMENT
(000's)                                                               FUND             FUND         INCOME FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................................    $      1,161     $        419     $        901
                                                                  ----------------------------------------------

EXPENSES
Investment advisory fees .....................................             106               27               85
Accounting services fees .....................................              --               24               24
Sponsor fees (Note 4) ........................................              43                9               --
Distribution expenses, Class A ...............................              51               15               59
Distribution expenses, Class B ...............................               1                1               --
Distribution expenses, Class C ...............................               7                1                1
Transfer agent fees, Class A .................................               9                6               18
Transfer agent fees, Class B .................................               5                6                6
Transfer agent fees, Class C .................................               5                6                6
Professional fees ............................................               6                9               11
Registration fees, Class A ...................................               3                5                6
Registration fees, Class B ...................................               6                6                7
Registration fees, Class C ...................................               7                5                6
Postage and supplies .........................................              --                2                9
Trustees' fees and expenses ..................................               2                5                5
Custodian fees ...............................................              57                4                7
Reports to shareholders ......................................              20                4                9
Other expenses ...............................................              --                4               --
                                                                  ----------------------------------------------
TOTAL EXPENSES ...............................................             328              139              259
Sponsor fees waived ..........................................             (36)              (9)              --
Class A expenses reimbursed ..................................             (55)             (57)             (65)
Class B expenses reimbursed ..................................             (26)             (13)             (13)
Class C expenses reimbursed ..................................             (15)             (12)             (12)
                                                                  ----------------------------------------------
NET EXPENSES .................................................             196               48              169
                                                                  ----------------------------------------------

NET INVESTMENT INCOME ........................................             965              371              732
                                                                  ----------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions .......           1,074             (207)             538
Net change in unrealized appreciation/depreciation
  on investments .............................................          (1,446)             489           (1,760)
                                                                  ----------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ....            (372)             282           (1,222)
                                                                  ----------------------------------------------

Net Increase (Decrease) in Net Assets from Operations ........    $        593     $        653     $       (490)
                                                                  ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [7]

STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================================
                                                               SHORT TERM                       INSTITUTIONAL
                                                               GOVERNMENT                        GOVERNMENT
                                                               INCOME FUND                       INCOME FUND
---------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                        SIX MONTHS
                                                          ENDED            YEAR             ENDED            YEAR
                                                        MARCH 31,          ENDED          MARCH 31,          ENDED
                                                          2002           SEPT. 30,          2002           SEPT. 30,
(000's)                                                (UNAUDITED)         2001          (UNAUDITED)         2001
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............................    $        408     $      3,305     $        710     $      3,459
Net realized gains from security transactions ....               2               --               --                8
                                                      ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......             410            3,305              710            3,467
                                                      ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .......................            (408)          (3,305)            (710)          (3,459)
                                                      ---------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ........................          80,037          199,511           51,503          199,858
Reinvested distributions .........................             402            3,198              667            3,170
Payments for shares redeemed .....................         (72,420)        (217,628)         (61,663)        (181,261)
                                                      ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS .............................           8,019          (14,919)          (9,493)          21,767
                                                      ---------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........           8,021          (14,919)          (9,493)          21,775

NET ASSETS
Beginning of period ..............................          64,951           79,870           80,081           58,306
                                                      ---------------------------------------------------------------
End of period ....................................    $     72,972     $     64,951     $     70,588     $     80,081
                                                      ===============================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [8]

STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                                          MONEY
                                                                          MARKET
                                                                           FUND
-------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED            YEAR
                                                                MARCH 31,          ENDED
                                                                  2002           SEPT. 30,
(000's)                                                        (UNAUDITED)         2001
-------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ....................................    $        842     $      3,039
Net realized gains from security transactions ............               8               --
                                                              -----------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............             850            3,039
                                                              -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...............................            (869)          (3,039)
                                                              -----------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ................................         101,643          189,898
Reinvested distributions .................................             860            2,961
Payments for shares redeemed .............................         (98,927)        (151,342)
                                                              -----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS           3,576           41,517
                                                              -----------------------------

TOTAL INCREASE IN NET ASSETS .............................           3,557           41,517

NET ASSETS
Beginning of period ......................................          84,452           42,935
                                                              -----------------------------
End of period ............................................    $     88,009     $     84,452
                                                              =============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [9]

STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                                        Bond Fund
-------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED            YEAR
                                                                MARCH 31,          ENDED
                                                                  2002           SEPT. 30,
(000's)                                                        (UNAUDITED)        2001(A)
-------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ....................................    $        965     $      1,565
Net realized gains from security transactions ............           1,074               53
Net change in unrealized appreciation/depreciation
  on investments .........................................          (1,446)           1,776
                                                              -----------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............             593            3,394
                                                              -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ......................            (945)          (1,506)
From net investment income, Class B ......................              (5)              --
From net investment income, Class C ......................             (27)             (60)
                                                              -----------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS             (977)          (1,566)
                                                              -----------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ................................          87,818           36,754
Reinvested distributions .................................             879            1,550
Payments for shares redeemed .............................         (88,911)         (22,477)
                                                              -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS .............................            (214)          15,827
                                                              -----------------------------

CLASS B
Proceeds from shares sold ................................             283               29
Reinvested distributions .................................               5               --
Payments for shares redeemed .............................              (1)              --
                                                              -----------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS B SHARE TRANSACTIONS .............................             287               29
                                                              -----------------------------

CLASS C
Proceeds from shares sold ................................             191              729
Reinvested distributions .................................              21               53
Payments for shares redeemed .............................            (273)            (309)
                                                              -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS .............................             (61)             473
                                                              -----------------------------

Total Increase (Decrease) in Net Assets ..................            (372)          18,157

NET ASSETS
Beginning of period ......................................          41,235           23,078
                                                              -----------------------------
End of period ............................................    $     40,863     $     41,235
                                                              =============================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [10]

STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================================
                                                                  HIGH                        INTERMEDIATE TERM
                                                                  YIELD                          GOVERNMENT
                                                                  FUND                           INCOME FUND
---------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                        SIX MONTHS
                                                          ENDED            YEAR             ENDED            YEAR
                                                        MARCH 31,          ENDED          MARCH 31,          ENDED
                                                          2002           SEPT. 30,          2002           SEPT. 30,
(000's)                                                (UNAUDITED)        2001(A)        (UNAUDITED)        2001(A)
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............................    $        371     $        720     $        732     $      1,774
Net realized gains (losses) from security
  transactions                                                (207)             (33)             538              359
Net change in unrealized appreciation/depreciation
  on investments .................................             489             (826)          (1,760)           1,794
                                                      ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          653             (139)            (490)           3,927
                                                      ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A .............            (355)            (713)            (726)          (1,772)
From net investment income - Class B .............             (10)              (2)              (1)              --
From net investment income - Class C .............              (6)              (5)              (5)              (2)
From net realized gains - Class A ................             (11)              (8)              --               --
                                                      ---------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ................................            (382)            (728)            (732)          (1,774)
                                                      ---------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ........................             578              854           31,890           11,377
Reinvested distributions .........................             357              717              619            1,504
Payments for shares redeemed .....................            (286)             (55)         (34,391)         (17,810)
                                                      ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS .....................             649            1,516           (1,882)          (4,929)
                                                      ---------------------------------------------------------------

CLASS B
Proceeds from shares sold ........................             632               82              118               19
Reinvested distributions .........................               4               --                1               --(B)
Payments for shares redeemed .....................              --(B)            (1)             (21)              --
                                                      ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS B SHARE TRANSACTIONS .....................             636               81               98               19
                                                      ---------------------------------------------------------------

CLASS C
Proceeds from shares sold ........................             391              132              245              273
Reinvested distributions .........................               3                4                4                1
Payments for shares redeemed .....................            (145)             (67)             (27)            (115)
                                                      ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS .....................             249               69              222              159
                                                      ---------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........           1,805              799           (2,784)          (2,598)

NET ASSETS
Beginning of period ..............................           8,138            7,339           33,298           35,896
                                                      ---------------------------------------------------------------
End of period ....................................    $      9,943     $      8,138     $     30,514     $     33,298
                                                      ===============================================================

(A) Except for Class B shares of the High Yield Fund and Intermediate Term Government Income Fund which represents the period from commencement of operations (May 1, 2001) through September 30, 2001 and Class C shares of the Intermediate Term Government Income Fund which represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B)  Amount rounds to less than $1.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [11]

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                         YEARS ENDED SEPTEMBER 30,
                                                       MARCH 31,       ---------------------------------------------------------
                                                         2002
                                                      (UNAUDITED)       2001        2000         1999         1998        1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............   $  1.00        $  1.00     $  1.00     $   1.00     $   1.00     $  1.00
                                                        ------------------------------------------------------------------------

Net investment income ...............................     0.006          0.041       0.049        0.040        0.046       0.044
                                                        ------------------------------------------------------------------------

Dividends from net investment income ................    (0.006)        (0.041)     (0.049)      (0.040)      (0.046)     (0.044)
                                                        ------------------------------------------------------------------------

Net asset value at end of period ....................   $  1.00        $  1.00     $  1.00     $   1.00     $   1.00     $  1.00
                                                        ========================================================================

Total return ........................................      1.17%(B)       4.18%       5.02%        4.02%        4.74%       4.53%
                                                        ========================================================================

Net assets at end of period (000's) .................   $72,972        $64,951     $79,870     $110,060     $102,481     $96,797
                                                        ========================================================================

Ratio of net expenses to average net assets(A) ......      0.95%(B)       0.95%       0.95%        0.95%        0.91%       0.97%

Ratio of net investment  income to average net assets      1.16%(B)       4.23%       4.86%        3.95%        4.63%       4.43%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.36% (B) , 1.05% and 0.94% for the periods ended March 31, 2002 and September 30, 2001 and 1998, respectively.

(B)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [12]

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                         YEARS ENDED SEPTEMBER 30,
                                                       MARCH 31,       ---------------------------------------------------------
                                                         2002
                                                      (UNAUDITED)       2001        2000         1999         1998        1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............   $  1.00        $  1.00     $  1.00     $   1.00     $   1.00     $  1.00
                                                        ------------------------------------------------------------------------

Net investment income ...............................     0.010          0.049       0.057        0.047        0.052       0.051
                                                        ------------------------------------------------------------------------

Dividends from net investment income ................    (0.010)        (0.049)     (0.057)      (0.047)      (0.052)     (0.051)
                                                        ------------------------------------------------------------------------

Net asset value at end of period ....................   $  1.00        $  1.00     $  1.00     $   1.00     $   1.00     $  1.00
                                                        ========================================================================

Total return ........................................      2.05%(B)       5.02%       5.83%        4.78%        5.30%       5.17%
                                                        ========================================================================

Net assets at end of period (000's) .................   $70,588        $80,081     $58,306     $ 49,848     $ 44,797     $61,248
                                                        ========================================================================

Ratio of net expenses to average net assets(A) ......      0.40%(B)       0.40%       0.40%        0.40%        0.40%       0.40%

Ratio of net investment  income to average net assets      2.04%(B)       4.90%       5.73%        4.68%        5.17%       5.07%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.54% (B) , 0.43%, 0.43%, 0.47%, 0.45% and 0.45% for the periods ended March 31, 2002 and September 30, 2001, 2000, 1999, 1998 and 1997, respectively.

(B)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [13]

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED          YEAR        YEAR        YEAR        YEAR        MONTH          YEAR
                                  MARCH 31,        ENDED,      ENDED       ENDED       ENDED       ENDED          ENDED
                                    2002         SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,       AUG. 31,
                                 (UNAUDITED)       2001        2000        1999        1998       1997(A)         1997
------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ..........   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00        $  1.00
                                   -------------------------------------------------------------------------------------

Net investment income ..........     0.011          0.048       0.056       0.046       0.050       0.004          0.050
                                   -------------------------------------------------------------------------------------

Dividends from
  net investment income ........    (0.011)        (0.048)     (0.056)     (0.046)     (0.050)     (0.004)        (0.050)
                                   -------------------------------------------------------------------------------------

Net asset value at end of period   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00        $  1.00
                                   =====================================================================================

Total return ...................      2.27%(B)       4.91%       5.79%       4.74%       5.07%       4.99%(B)       5.14%
                                   =====================================================================================
Net assets at
  end of period (000's) ........   $88,009        $84,452     $42,935     $23,198     $18,492     $73,821        $94,569
                                   =====================================================================================

Ratio of net expenses
  to average net assets(C) .....      0.65%(B)       0.65%       0.65%       0.65%       0.79%       0.80%(B)       0.65%

Ratio of net investment income
  to average net assets ........      2.18%(B)       4.60%       5.75%       4.63%       4.95%       4.99%(B)       5.03%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B)  Annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.32% (B) , 1.05%, 1.13%, 1.11% and 0.79% for the periods ended March 31, 2002 and September 30, 2001, 2000, 1999 and August 31, 1997, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [14]

BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED          YEAR     NINE MONTHS       YEAR        YEAR        YEAR
                                                      MARCH 31,        ENDED       ENDED          ENDED       ENDED       ENDED
                                                        2002         SEPT. 30,   SEPT. 30,       DEC. 31,    DEC. 31,    DEC. 31,
                                                     (UNAUDITED)       2001       2000(A)         1999        1998        1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $ 10.04        $  9.50     $  9.47        $ 10.39     $ 10.22     $ 10.17
                                                       -------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income ............................      0.22           0.53        0.48           0.59        0.55        0.61
  Net realized and unrealized gains (losses)
    on investments .................................     (0.30)          0.54        0.03          (0.76)       0.30        0.11
                                                       -------------------------------------------------------------------------
Total from investment operations ...................     (0.08)          1.07        0.51          (0.17)       0.85        0.72
                                                       -------------------------------------------------------------------------

Less distributions:
  Dividends from net investment income .............     (0.22)         (0.53)      (0.48)         (0.68)      (0.57)      (0.66)
  Distributions from net realized gains ............        --             --          --             --       (0.11)      (0.01)
  Return of capital ................................        --             --          --          (0.07)         --          --
                                                       -------------------------------------------------------------------------
Total distributions ................................     (0.22)         (0.53)      (0.48)         (0.75)      (0.68)      (0.67)
                                                       -------------------------------------------------------------------------

Net asset value at end of period ...................   $  9.74        $ 10.04     $  9.50        $  9.47     $ 10.39     $ 10.22
                                                       =========================================================================

Total return(B) ....................................     (0.78%)(C)     11.61%       5.50%(C)      (1.68%)      8.56%       7.30%
                                                       =========================================================================

Net assets at end of period (000's) ................   $39,140        $39,683     $22,086        $ 4,310     $ 4,924     $ 1,685
                                                       =========================================================================

Ratio of net expenses to average net assets(D) .....      0.90%(E)       0.90%       0.90%(E)       0.90%       0.90%       0.90%

Ratio of net investment income to average net assets      4.62%(E)       5.41%       6.16%(E)       5.92%       5.68%       6.08%

Portfolio turnover rate ............................       101%(E)         93%        126%(E)         57%        170%         88%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.34% (E) , 1.67%, 2.14% (E) , 2.26%, 4.13%, and 7.13% for the periods ended March 31, 2002, September 30, 2001 and 2000, and December 31, 1999, 1998, and 1997, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [15]

BOND FUND -- CLASS B
FINANCIAL HIGHLIGHTS
========================================================================================
                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED            PERIOD
                                                               MARCH 31,         ENDED
                                                                 2002           SEPT. 30,
                                                              (UNAUDITED)        2001(A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $   9.59         $   9.33
                                                               -------------------------

Income (loss) from investment operations:
  Net investment income ...................................        0.17             0.18
  Net realized and unrealized gains (losses) on investments       (0.28)            0.26
                                                               -------------------------
Total from investment operations ..........................       (0.11)            0.44
                                                               -------------------------

Dividends from net investment income ......................       (0.20)           (0.18)
                                                               -------------------------

Net asset value at end of period ..........................    $   9.28         $   9.59
                                                               =========================

Total return(B) ...........................................       (1.20%)           4.78%
                                                               =========================

Net assets at end of period (000's) .......................    $    306         $     30
                                                               =========================

Ratio of net expenses to average net assets(C) ............        1.65%(D)         1.60%(D)

Ratio of net investment income to average net assets ......        3.90%(D)         4.29%(D)

Portfolio turnover rate ...................................         101%(D)           93%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total returns shown exclude the effect of applicable sales load and are not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 26.73% (D) and 138.55% (D) for the periods ended March 31, 2002 and September 30, 2001, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [16]

BOND FUND -- CLASS C
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR      NINE MONTHS        YEAR
                                                              MARCH 31,         ENDED        ENDED           ENDED
                                                                2002          SEPT. 30,    SEPT. 30,        DEC. 31,
                                                             (UNAUDITED)        2001        2000(B)         1999(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $  9.59         $  9.07      $  9.15         $ 10.08
                                                               ----------------------------------------------------

Income (loss) from investment operations:
  Net investment income ...................................       0.14            0.45         0.37            0.51
  Net realized and unrealized gains (losses) on investments      (0.26)           0.53        (0.03)          (0.75)
                                                               ----------------------------------------------------
Total from investment operations ..........................      (0.12)           0.98         0.34           (0.24)
                                                               ----------------------------------------------------

Less distributions:
  Dividends from net investment income ....................      (0.19)          (0.46)       (0.42)          (0.62)
  Return of capital .......................................         --              --           --           (0.07)
                                                               ----------------------------------------------------
Total distributions .......................................      (0.19)          (0.46)       (0.42)          (0.69)
                                                               ----------------------------------------------------

Net asset value at end of period ..........................    $  9.28         $  9.59      $  9.07         $  9.15
                                                               ====================================================

Total return(C) ...........................................      (1.29%)(D)      11.10%        3.87%(D)       (2.41%)
                                                               ====================================================

Net assets at end of period (000's) .......................    $ 1,417         $ 1,522      $   992         $   998
                                                               ====================================================

Ratio of net expenses to average net assets(E) ............       1.65%(F)        1.65%        1.65%(F)        1.65%

Ratio of net investment income to average net assets ......       3.82%(F)        4.73%        5.41%(F)        5.18%

Portfolio turnover rate ...................................        101%(F)          93%         126%(F)         120%

(A)  Class C shares commenced operations on January 1, 1999.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 3.90% (F) , 2.90%, 2.89% (F) and 3.01% for the periods ended March 31, 2002, September 30, 2001 and 2000 and December 31, 1999, respectively.

(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [17]

HIGH YIELD FUND -- CLASS A
FINANCIAL HIGHLIGHTS
=========================================================================================================
                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED           YEAR           PERIOD
                                                                 MARCH 31,         ENDED           ENDED
                                                                   2002          SEPT. 30,       SEPT. 30,
                                                                (UNAUDITED)        2001           2000(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $  9.07         $ 10.09         $ 10.00
                                                                  ---------------------------------------

Income (loss) from investment operations:
  Net investment income ......................................       0.39            0.90            0.33
  Net realized and unrealized gains (losses) on investments ..       0.31           (1.01)           0.09
                                                                  ---------------------------------------
Total from investment operations .............................       0.70           (0.11)           0.42
                                                                  ---------------------------------------

Less distributions:
  Dividends from net investment income .......................      (0.39)          (0.90)          (0.33)
  Distributions from net realized gains ......................      (0.01)          (0.01)             --
                                                                  ---------------------------------------
Total distributions ..........................................      (0.40)          (0.91)          (0.33)
                                                                  ---------------------------------------

Net asset value at end of period .............................    $  9.37         $  9.07         $ 10.09
                                                                  =======================================

Total return(B) ..............................................       7.80%(C)       (1.34%)          4.20%(C)
                                                                  =======================================

Net assets at end of period (000's) ..........................    $ 8,906         $ 7,991         $ 7,327
                                                                  =======================================

Ratio of net expenses to average net assets(D) ...............       1.05%(E)        1.05%           1.04%(E)

Ratio of net investment income to average net assets .........       8.38%(E)        9.20%           7.77%(E)

Portfolio turnover rate ......................................         97%(E)          67%             13%(E)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.40% (E) , 2.42% and 1.78% (E) for the periods ended March 31, 2002 and September 30, 2001 and 2000, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [18]

HIGH YIELD FUND -- CLASS B
FINANCIAL HIGHLIGHTS
======================================================================================
                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED          PERIOD
                                                              MARCH 31,         ENDED
                                                                2002          SEPT. 30,
                                                             (UNAUDITED)       2001(A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $  9.08         $  9.85
                                                               -----------------------

Income (loss) from investment operations:
  Net investment income ...................................       0.36            0.35
  Net realized and unrealized gains (losses) on investments       0.30           (0.76)
                                                               -----------------------
Total from investment operations ..........................       0.66           (0.41)
                                                               -----------------------

Less distributions:
  Dividends from net investment income ....................      (0.36)          (0.35)
  Distributions from net realized gains ...................      (0.01)          (0.01)
                                                               -----------------------
Total distributions .......................................      (0.37)          (0.36)
                                                               -----------------------

Net asset value at end of period ..........................    $  9.37         $  9.08
                                                               =======================

Total return(B) ...........................................       7.42%          (4.38%)
                                                               =======================

Net assets at end of period (000's) .......................    $   714         $    75
                                                               =======================

Ratio of net expenses to average net assets(C) ............       1.80%(D)        1.78%(D)

Ratio of net investment income to average net assets ......       7.57%(D)        8.34%(D)

Portfolio turnover rate ...................................         97%(D)          67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total returns shown exclude the effect of applicable sales load and are not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 14.37% (D) and 3.38% (D) for the periods ended March 31, 2002 and September 30, 2001, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [19]

HIGH YIELD FUND -- CLASS C
FINANCIAL HIGHLIGHTS
===================================================================================================
                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR        PERIOD
                                                              MARCH 31,         ENDED        ENDED
                                                                2002          SEPT. 30,    SEPT. 30,
                                                             (UNAUDITED)        2001        2000(A)
---------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $  9.09         $ 10.11      $ 10.00
                                                               ------------------------------------

Income (loss) from investment operations:
  Net investment income ...................................       0.36            0.83         0.27
  Net realized and unrealized gains (losses) on investments       0.31           (1.01)        0.15
                                                               ------------------------------------
Total from investment operations ..........................       0.67           (0.18)        0.42
                                                               ------------------------------------

Less distributions:
  Dividends from net investment income ....................      (0.36)          (0.83)       (0.27)
  Distributions from net realized gains ...................      (0.01)          (0.01)       (0.04)
                                                               ------------------------------------
Total distributions .......................................      (0.37)          (0.84)       (0.31)
                                                               ------------------------------------

Net asset value at end of period ..........................    $  9.39         $  9.09      $ 10.11
                                                               ====================================

Total return(B) ...........................................       7.46%(C)       (2.03%)       4.21%(C)
                                                               ====================================

Net assets at end of period (000's) .......................    $   323         $    72      $    12
                                                               ====================================

Ratio of net expenses to average net assets(D) ............       1.80%(E)        1.80%        1.80%(E)

Ratio of net investment income to average net assets ......       7.58%(E)        8.37%        7.91%(E)

Portfolio turnover rate ...................................         97%(E)          67%          13%(E)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 18.49% (E) , 3.24% and 2.82% (E) for the periods ended March 31, 2002 and September 30, 2001 and 2000, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [20]

INTERMEDIATE TERM GOVERNMENT INCOME FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                       MARCH 31,                       YEARS ENDED SEPTEMBER 30,
                                                         2002          ---------------------------------------------------------
                                                      (UNAUDITED)       2001        2000         1999         1998        1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............   $ 10.92        $ 10.27     $ 10.34     $  11.15     $  10.67     $ 10.49
                                                        ------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income .............................      0.23           0.55        0.59         0.60         0.61        0.61
  Net realized and unrealized gains (losses)
    on investments ..................................     (0.37)          0.65       (0.07)       (0.81)        0.48        0.18
                                                        ------------------------------------------------------------------------
Total from investment operations ....................     (0.14)          1.20        0.52        (0.21)        1.09        0.79
                                                        ------------------------------------------------------------------------

Dividends from net investment income ................     (0.23)         (0.55)      (0.59)       (0.60)       (0.61)      (0.61)
                                                        ------------------------------------------------------------------------

Net asset value at end of period ....................   $ 10.55        $ 10.92     $ 10.27     $  10.34     $  11.15     $ 10.67
                                                        ========================================================================

Total return(A) .....................................     (1.28%)(B)     11.94%       5.29%       (1.93%)      10.54%       7.74%
                                                        ========================================================================

Net assets at end of period (000's) .................   $30,027        $33,118     $35,896     $ 45,060     $ 51,168     $53,033
                                                        ========================================================================

Ratio of net expenses to average net assets(C) ......      0.99%(D)       0.99%       0.99%        0.99%        0.99%       0.99%

Ratio of net investment income to average net assets       4.33%(D)       5.19%       5.87%        5.59%        5.64%       5.78%

Portfolio turnover rate .............................       154%(D)         53%         27%          58%          29%         49%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.38% (D) and 1.09% for the periods ended March 31, 2002 and September 30, 2001, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [21]

INTERMEDIATE TERM GOVERNMENT INCOME FUND -- CLASS B
FINANCIAL HIGHLIGHTS
========================================================================================
                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED          PERIOD
                                                              MARCH 31,         ENDED
                                                                2002          SEPT. 30,
                                                             (UNAUDITED)       2001(A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $  10.92         $  10.59
                                                               -------------------------

Income (loss) from investment operations:
  Net investment income ...................................        0.19             0.19
  Net realized and unrealized gains (losses) on investments       (0.38)            0.33
                                                               -------------------------
Total from investment operations ..........................       (0.19)            0.52
                                                               -------------------------

Dividends from net investment income ......................       (0.19)           (0.19)
                                                               -------------------------

Net asset value at end of period ..........................    $  10.54         $  10.92
                                                               =========================

Total return(B) ...........................................       (1.78%)           4.96%
                                                               =========================

Net assets at end of period (000's) .......................    $    116         $     20
                                                               =========================

Ratio of net expenses to average net assets(C) ............        1.83%(D)         1.83%(D)

Ratio of net investment income to average net assets ......        3.52%(D)         4.02%(D)

Portfolio turnover rate ...................................         154%(D)           53%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 42.91% (D) and 2.24% (D) for the periods ended March 31, 2002 and September 30, 2001, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [22]

INTERMEDIATE TERM GOVERNMENT INCOME FUND -- CLASS C
FINANCIAL HIGHLIGHTS
========================================================================================
                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED          PERIOD
                                                              MARCH 31,         ENDED
                                                                2002          SEPT. 30,
                                                             (UNAUDITED)       2001(A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $  10.91         $  10.65
                                                               -------------------------

Income (loss) from investment operations:
  Net investment income ...................................        0.19             0.29
  Net realized and unrealized gains (losses) on investments       (0.37)            0.26
                                                               -------------------------
Total from investment operations ..........................       (0.18)            0.55
                                                               -------------------------

Dividends from net investment income ......................       (0.19)           (0.29)
                                                               -------------------------

Net asset value at end of period ..........................    $  10.54            10.91
                                                               =========================

Total return(B) ...........................................        1.71%            5.29%
                                                               =========================

Net assets at end of period (000's) .......................    $    371              160
                                                               =========================

Ratio of net expenses to average net assets(C) ............        1.85%(D)         1.85%(D)

Ratio of net investment income to average net assets ......        3.48%(D)         4.14%(D)

Portfolio turnover rate ...................................         154%(D)           53%(D)

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 10.93% (D) and 2.10% (D) for the periods ended March 31, 2002 and September 30, 2001, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [23]

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of net assets) in securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government securities.

The Institutional Government Income Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of net assets) in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

The Money Market Fund seeks high current  income,  consistent with liquidity and
stability  of  principal.   The  Fund  invests  in  high-quality   money  market
instruments.

The Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily in bonds (at least 80% of net assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total asssets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily in non-investment grade debt securities (at least 80% of net assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary goal.

The Intermediate Term Government Income Fund seeks high current income, consistent with the protection of capital, by investing primarily in U.S. Government securities (at least 80% of net assets), including mortgage-related U.S. Government securities. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

Prior to May 1, 2000, the Bond Fund was part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Bond Fund was merged into the Touchstone Investment Trust and the Touchstone Series Trust was dissolved (Note 6). In addition, the Bond Fund's fiscal year end changed from December 31 to September 30.

The Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are each authorized to offer three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (effective May 1, 2001 sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except

                           TOUCHSTONE FAMILY OF FUNDS
                                      [24]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Funds adopted the provisions of the Guide, effective October 1, 2001. There has been no material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

Share valuation -- The net asset value per share of each class of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term

                           TOUCHSTONE FAMILY OF FUNDS
                                      [25]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Government Income Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund, except for Bond Fund and High Yield Fund which are declared and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [26]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

As of March 31, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                      EXPIRES
FUND                                                      AMOUNT    SEPTEMBER 30
--------------------------------------------------------------------------------
Short Term Government Income Fund ..................    $    3,469      2009

Institutional Government Income Fund ...............    $   13,614      2002
                                                               601      2007

Money Market Fund ..................................    $    1,383      2004
                                                             1,805      2005
                                                             2,643      2007
                                                             4,941      2008

Bond Fund ..........................................    $  374,980      2007
                                                           487,055      2008
                                                           718,458      2009

Intermediate Term Government Income Fund ...........    $  955,841      2003
                                                         1,168,258      2004
                                                           221,155      2005
                                                             8,095      2006
                                                           122,447      2009
--------------------------------------------------------------------------------

In addition, the Bond Fund and High Yield Fund elected to defer until their subsequent tax year $228,559 and $33,486, respectively, of capital losses incurred after October 31, 2000. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2002:

--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
                                                           HIGH         TERM
                                               BOND        YIELD     GOVERNMENT
(000's)                                        FUND        FUND      INCOME FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ............   $    415    $    434     $    136
Gross unrealized depreciation ............       (406)       (717)        (636)
                                             ---------------------------------
Net unrealized appreciation (depreciation)   $      9    $   (283)    $   (500)
                                             =================================
Federal income tax cost ..................   $ 37,948    $  9,904     $ 39,686
                                             =================================
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [27]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended March 31, 2002:

--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
                                                           HIGH         TERM
                                               BOND        YIELD     GOVERNMENT
(000's)                                        FUND        FUND      INCOME FUND
--------------------------------------------------------------------------------
Purchases of investment securities .......   $ 41,587    $  5,382     $ 26,758
                                             ---------------------------------
Proceeds from sales and maturities of
  investment securities ..................   $ 39,443    $  3,974     $ 24,318
                                             ---------------------------------
--------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
The Adviser provides general investment supervisory services for the Funds, under the terms of separate management agreements. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund, Bond Fund and High Yield Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20%, 0.50% and 0.60% of its respective average daily net assets.

In order to reduce operating expenses during the six months ended March 31, 2002, the Adviser waived $144,651 of its advisory fees for the Short Term
Government Income Fund; waived $48,599 of its advisory fees for the Institutional Government Income Fund; waived $185,858 of its advisory fees and reimbursed $74,104 for the Money Market Fund; waived $35,839 of sponsor fees and reimbursed $54,605, $26,271 and $14,925, of Class A, Class B and Class C expenses, respectively, for the Bond Fund; waived $8,870 of sponsor fees and reimbursed $57,359, $13,116 and $11,919 of Class A, Class B and Class C expenses, respectively, for the High Yield Fund; and reimbursed $65,478, $13,075 and $11,978 of Class A, Class B and Class C expenses, respectively, for the Intermediate Term Government Income Fund.

The Touchstone Advisors have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund are based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses as follows: Short Term Government Income Fund - 0.95%; Institutional Government Income Fund - 0.40%; Money Market Fund - 0.65%; Intermediate Term Government Income Fund - 0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares. The expense limitation will remain in effect through at least September 30, 2002.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [28]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit each Fund's annual expenses as follows: Bond Fund - 0.90% for Class A shares, 1.65% for Class B and Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect through at least September 30, 2002.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund subject to a $1,000 minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $4,550, $1,111 and $1,773 from underwriting and broker commissions on the sale of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund, respectively, for the six months ended March 31, 2002.

PLANS OF DISTRIBUTION
The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. Class A shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Touchstone Advisors agreed to pay a portion of the distribution fees for Class A shares of the Bond Fund until October 29, 2001 so that the maximum annual distribution fees paid by Class A shares of the Bond Fund during that period did not exceed 0.25% of average daily net assets. Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B and Class C shares. The plan allows each of the Short Term Government Income Fund and the Money Market Fund to pay an annual fee of up to 0.35% of its average daily net assets and the Institutional Government Income Fund 0.10% of its average daily net assets for the sale and distribution of shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [29]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

SPONSOR AGREEMENT
The Trust, on behalf of the Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser has agreed to waive all fees until September 30, 2002, as needed to maintain each Fund's expenses at a set level.

PRIOR SERVICE AGREEMENTS
Prior to March 17, 2002, Investors Bank & Trust Company provided fund accounting services and administrative services for the Bond Fund. The Bond Fund's custodian fees presented on the Statement of Operations include expenses for administration and accounting and pricing services provided for the Fund by Investors Bank & Trust Company. The fee is a unified fee and therefore each expense can not be broken out separately.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                              BOND FUND
                                                               CLASS A
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED           YEAR
                                                      MARCH 31,        ENDED
                                                        2002,        SEPT. 30,
(000's)                                              (UNAUDITED)        2001
--------------------------------------------------------------------------------

Shares sold ......................................         8,879          3,737
Shares reinvested ................................            89            159
Shares redeemed ..................................        (8,898)        (2,270)
                                                      --------------------------
Net increase in shares outstanding ...............            70          1,626
Shares outstanding, beginning of period ..........         3,951          2,325
                                                      --------------------------
Shares outstanding, end of period ................         4,021          3,951
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                      BOND FUND           BOND FUND
                                                       CLASS B             CLASS C
-----------------------------------------------------------------------------------------
                                                SIX MONTHS          SIX MONTHS
                                                  ENDED     PERIOD     ENDED      YEAR
                                                 MARCH 31,  ENDED    MARCH 31,   ENDED
                                                   2002    SEPT. 30,   2002     SEPT. 30,
(000's)                                        (UNAUDITED) 2001(A)  (UNAUDITED)   2001
-----------------------------------------------------------------------------------------
Shares sold ..................................        29         3        20         77
Shares reinvested ............................         1        --         2          6
Shares redeemed ..............................        --(B)     --       (28)       (33)
                                                  -------------------------------------
Net increase (decrease) in shares outstanding         30         3        (6)        50
Shares outstanding, beginning of period ......         3        --       159        109
                                                  -------------------------------------
Shares outstanding, end of period ............        33         3       153        159
                                                  -------------------------------------
-----------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 31, 2001.

(B)  Rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [30]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

------------------------------------------------------------------------------------------
                                                     HIGH YIELD          HIGH YIELD
                                                        FUND                FUND
                                                      CLASS A             CLASS B
------------------------------------------------------------------------------------------
                                                SIX MONTHS          SIX MONTHS
                                                  ENDED      YEAR      ENDED     PERIOD
                                                MARCH 31,   ENDED   MARCH 31,    ENDED
                                                   2002   SEPT. 30,    2002    SEPT. 30,
(000's)                                        (UNAUDITED)   2001  (UNAUDITED)  2001(A)
------------------------------------------------------------------------------------------
Shares sold ..................................        62        87        68          8
Shares reinvested ............................        39        74        --(B)      --(B)
Shares redeemed ..............................       (31)       (6)       --(B)      --(B)
                                                  -------------------------------------
Net increase in shares outstanding ...........        70       155        68          8
Shares outstanding, beginning of period ......       881       726         8         --
                                                  -------------------------------------
Shares outstanding, end of period ............       951       881        76          8
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             HIGH YIELD
                                                                FUND
                                                              CLASS C
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED           YEAR
                                                      MARCH 31,        ENDED
                                                        2002,        SEPT. 30,
(000's)                                              (UNAUDITED)        2001
--------------------------------------------------------------------------------
Shares sold ......................................           41            13
Shares reinvested ................................           --(B)         --(B)
Shares redeemed ..................................          (15)           (6)
                                                      -----------------------
Net increase in shares outstanding ...............           26             7
Shares outstanding, beginning of period ..........            8             1
                                                      -----------------------
Shares outstanding, end of period ................           34             8
--------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [31]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

------------------------------------------------------------------------------------------
                                                    INTERMEDIATE        INTERMEDIATE
                                                        TERM                TERM
                                                     GOVERNMENT          GOVERNMENT
                                                     INCOME FUND         INCOME FUND
                                                      CLASS A             CLASS B
------------------------------------------------------------------------------------------
                                                SIX MONTHS          SIX MONTHS
                                                  ENDED      YEAR      ENDED     PERIOD
                                                MARCH 31,   ENDED   MARCH 31,    ENDED
                                                   2002   SEPT. 30,    2002    SEPT. 30,
(000's)                                        (UNAUDITED)   2001  (UNAUDITED)  2001(A)
------------------------------------------------------------------------------------------
Shares sold ..................................     2,958     1,071        11          2
Shares reinvested ............................        57       142        --(B)      --(B)
Shares redeemed ..............................    (3,201)   (1,675)       (2)        --
                                                  -------------------------------------
Net increase (decrease) in shares outstanding       (186)     (462)        9          2
Shares outstanding, beginning of period ......     3,033     3,495         2         --
                                                  -------------------------------------
Shares outstanding, end of period ............     2,847     3,033        11          2
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            Intermediate
                                                                Term
                                                             Government
                                                             Income Fund
                                                               Class C
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED           YEAR
                                                      MARCH 31,        ENDED
                                                        2002,        SEPT. 30,
(000's)                                              (UNAUDITED)      2001(C)
--------------------------------------------------------------------------------
Shares sold ......................................           23            25
Shares reinvested ................................           --(B)         --(B)
Shares redeemed ..................................           (3)          (10)
                                                      --------------------------
Net increase in shares outstanding ...............           20            15
Shares outstanding, beginning of period ..........           15            --
                                                      --------------------------
Shares outstanding, end of period ................           35            15
--------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Rounds to less than 1.

(C) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [32]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. FUND MERGERS

On February 15, 2000, the Board of Trustees of the Touchstone Series Trust (Series Trust) approved an Agreement and Plan of Reorganization known as the Countrywide Investment Trust Agreement (CIT Agreement) between the Series Trust and Investment Trust. Pursuant to the CIT Agreement, Countrywide Intermediate Bond Fund was merged into the Touchstone Bond Fund of the Series Trust.

The mergers described above were approved by shareholders of each Fund at special meetings of shareholders held on April 19, 2000.

Pursuant to the CIT Agreement described above, on May 1, 2000, the Bond Fund, formerly the Touchstone Bond Fund, acquired all of the assets and assumed liabilities of the Countrywide Intermediate Bond Fund of the Investment Trust, in an exchange for Class A shares of Bond Fund and its fiscal year end was changed to September 30.

The above acquisitions were accomplished by a tax-free exchange of shares of each respective fund. The value of assets acquired, number of shares issued, unrealized gain or loss acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

-------------------------------------------------------------------------------------------------------
 Acquiring      Acquired       Value of       Number of     Unrealized     Realized Loss    Net Assets
   Fund           Fund        Net Assets    Shares Issued      Loss          Acquired          After
                               Acquired                                                     Acquisition
-------------------------------------------------------------------------------------------------------
 Bond Fund     Countrywide    $ 3,705,000        399,000    $  (154,000)    $  (822,000)    $22,917,000
              Intermediate
                Bond Fund
-------------------------------------------------------------------------------------------------------

Effective immediately after the close of business on December 31, 1998, certain related mutual funds (Select Advisors Trust C and Select Advisors Trust A) entered into a series of transactions which resulted in The Western and Southern Life Insurance Company, an affiliated entity, making an initial capital contribution to the Class C and Class Y shares of the Bond Fund. The following is a summary of unrealized appreciation acquired from Select Advisors Trust C as of the acquisition date, as well as the number of shares issued from each class from the transaction:

--------------------------------------------------------------------------------
Touchstone Series
   Trust Fund                  Unrealized          Class C            Class Y
 (Survivor Fund)             Appreciation       Shares Issued      Shares Issued
--------------------------------------------------------------------------------
      Bond                    $  21,000            113,000           1,000,000
--------------------------------------------------------------------------------

On April 28, 2000, all of Class Y shares outstanding of the Bond Fund were transferred into Class A shares of the Bond Fund. This transfer was a non-taxable event to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [33]

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   U.S. OBLIGATIONS -- 34.6%                                     (000's)
--------------------------------------------------------------------------------
          U.S. TREASURY OBLIGATIONS -- 14.0%
$ 5,000   U.S. Treasury Bond, 6.00%, 09/30/02 ......................   $  5,107
  5,000   U.S. Treasury Note, 5.75%, 10/31/02 ......................      5,105
-------                                                                --------
$10,000   TOTAL U.S. TREASURY OBLIGATIONS
-------
          (Amortized Cost $10,212) .................................   $ 10,212
                                                                       --------

          U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.6%
$ 4,000   Overseas Private Investment Corporation, 1.93%, 04/03/02 .   $  4,000
  1,400   Overseas Private Investment Corporation, 1.93%, 04/03/02 .      1,400
  2,500   Overseas Private Investment Corporation, 1.93%, 04/03/02 .      2,500
  1,125   Overseas Private Investment Corporation, 1.93%, 04/03/02 .      1,125
  1,000   Overseas Private Investment Corporation, 1.93%, 04/03/02 .      1,000
  5,000   Overseas Private Investment Corporation, 1.94%, 04/03/02 .      5,000
-------                                                                --------
$15,025   Total U.S. Government Agency Obligations
-------
          (Amortized Cost $15,025) .................................   $ 15,025
                                                                       --------

          TOTAL U.S. OBLIGATIONS
          (Amortized Cost $25,237) .................................   $ 25,237
                                                                       --------
--------------------------------------------------------------------------------
 FACE                                                                    MARKET
AMOUNT                                                                   VALUE
(000's)   REPURCHASE AGREEMENTS (NOTE A) -- 58.0%                       (000's)
--------------------------------------------------------------------------------
$17,000   Morgan Stanley Dean Witter, Inc., 1.89%, dated 03/28/02,
            due 04/01/02, repurchase proceeds $17,004 (Collateralized
            by $36,650 GNMA Arm 5.25%, 04/20/29, fair value $17,752)   $ 17,000
  1,320   Nesbitt Burns Securities, Inc., 1.70%, dated 03/28/02, due
            04/01/02, repurchase proceeds $1,320 (Collateralized by
            $1,227 U.S. Treasury Notes 6.75%, 08/15/26, fair value
            $1,349) .................................................     1,320
 13,000   Nesbitt Burns Securities, Inc., 1.80%, dated 03/28/02, due
            04/01/02, repurchase proceeds $13,003 (Collateralized by
            $11,543 U.S. Treasury Notes 7.25%, 08/15/22, fair value
            $13,283) ................................................    13,000
 11,000   Wells Fargo Brokerage Svcs., 1.81%, dated 03/28/02, due
            04/01/02, repurchase proceeds $11,002 (Collateralized by
            $10,797 U.S. Treasury Notes 5.625%, 11/30/02, fair value
            $11,227) ................................................    11,000
-------                                                                --------
$42,320   TOTAL REPURCHASE AGREEMENTS
-------
          (Amortized Cost $42,320) .................................   $ 42,320
                                                                       --------
          TOTAL U.S. OBLIGATIONS AND REPURCHASE AGREEMENTS -- 92.6%
          (Amortized Cost $67,557) .................................   $ 67,557

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.4% ............      5,415
                                                                       --------
          NET ASSETS -- 100.0% .....................................   $ 72,972
                                                                       --------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [34]

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 59.1%                                (000's)
--------------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCY ISSUES -- 51.1%
$ 4,300   Overseas Private Investment Corporation, 1.93%, 04/03/02 .   $  4,300
  3,000   Overseas Private Investment Corporation, 1.93%, 04/03/02 .      3,000
  1,125   Overseas Private Investment Corporation, 1.93%, 04/03/02 .      1,125
  5,000   Overseas Private Investment Corporation, 1.94%, 04/03/02 .      5,000
    250   FHLB, 5.32%, 04/08/250 1,322 FNMA, 6.625%, 04/15/02 ......      1,324
    100   FHLMC Discount Note, 04/18/02 ............................        100
  3,400   FNMA, 7.55%, 04/22/02 ....................................      3,408
    140   FHLB, 5.25%, 04/25/02 ....................................        140
  2,150   FFCB, 6.875%, 05/01/02 ...................................      2,156
    915   FHLB, 6.75%, 05/01/02 ....................................        918
    250   FHLB, 5.51%, 05/03/02 ....................................        251
    500   FHLB, 7.25%, 05/15/02 ....................................        503
    900   FHLMC, 5.50%, 05/15/02 ...................................        904
    170   FNMA, 6.59%, 05/16/02 ....................................        171
    100   FHLB, 5.625%, 05/24/02 ...................................        101
    100   FHLB, 6.10%, 06/12/02 ....................................        101
    100   FNMA, 6.14%, 06/12/02 ....................................        101
    100   FHLB, 7.54%, 06/14/02 ....................................        101
    100   FHLB, 6.135%, 06/28/02 ...................................        101
    610   FHLB, 6.875%, 07/18/02 ...................................        616
    100   FFCB, 6.56%, 08/05/02 ....................................        102
  2,100   FHLB, 6.00%, 08/15/02 ....................................      2,131
    350   FHLB, 6.75%, 08/15/02 ....................................        354
    500   FNMA, 6.75%, 08/15/02 ....................................        508
    100   FHLB, 5.59%, 09/16/02 ....................................        102
    250   FHLMC, 6.55%, 10/02/02 ...................................        255
    500   FNMA, 6.35%, 10/04/02 ....................................        510
    150   FHLMC, 6.134%, 10/07/02 ..................................        153
    200   FHLB, 4.64%, 10/09/02 ....................................        203
    200   FHLB, 5.90%, 10/10/02 ....................................        204
    500   FHLB, 4.675%, 10/15/02 ...................................        506
    805   FHLMC, 6.25%, 10/15/02 ...................................        824
    400   FNMA, 6.17%, 10/21/02 ....................................        409
    500   FNMA, 6.08%, 10/23/02 ....................................        510
  1,000   FHLB, 6.26%, 10/29/02 ....................................      1,025
    500   FNMA, 5.89%, 11/06/02 ....................................        511
    250   FNMA, 7.05%, 11/12/02 ....................................        257
    500   FHLB, 6.25%, 11/15/02 ....................................        513
    150   FHLB, 5.905%, 12/23/02 ...................................        154
  1,500   FHLB, 2.25%, 12/27/02 ....................................      1,500
    500   FHLB, 5.60%, 01/21/03 ....................................        513
    100   FHLB, 2.00%, 01/24/03 ....................................         99
-------                                                                --------
$35,787   TOTAL U.S. GOVERNMENT AGENCY ISSUES
          (Amortized Cost $36,014) .................................   $ 36,014
                                                                       --------
                           TOUCHSTONE FAMILY OF FUNDS
                                      [35]

INSTITUTIONAL GOVERNMENT INCOME FUND
(CONTINUED)
================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 59.1% (CONTINUED)                    (000's)
--------------------------------------------------------------------------------
          VARIABLE RATE DEMAND NOTES -- 8.0%
$2,500    Illinois Student Loan Assistance Commission, Student Loan
          Rev, 1.97%, 04/03/02 Guarantor: SLMA .....................   $  2,500
2,165     Jersey City, NJ, Redevelopment Authority, 2.00%, 04/03/02,
          Guarantor: FNMA ..........................................      2,165
1,000     Milipitas, CA, MFH (Crossing at Montague), 2.00%, 04/04/02,
          Guarantor: FNMA ..........................................      1,000
-------                                                                --------
$5,665     TOTAL VARIABLE RATE DEMAND NOTES
-------
          (Amortized Cost $5,665) ..................................   $  5,665
                                                                       --------

          TOTAL INVESTMENT SECURITIES - 59.1%
          (Amortized Cost $41,679) .................................   $ 41,679
                                                                       --------
--------------------------------------------------------------------------------
 FACE                                                                    MARKET
AMOUNT                                                                   VALUE
(000's)   REPURCHASE AGREEMENTS (NOTE A) -- 40.3%                       (000's)
--------------------------------------------------------------------------------
$10,000   Morgan Stanley Dean Witter, Inc., 1.90%, dated 03/28/02,
            due 04/01/02, repurchase proceeds $10,002 (Collateralized
            by $10,443 FNMA 4.50%, 10/17/06, fair value $10,280) ....  $ 10,000
1,460     Nesbitt Burns Securities, Inc., 1.70%, dated 03/28/02, due
            04/01/02, repurchase proceeds $1,460 (Collateralized by
            $992 U.S. Treasury Notes 11.25%, 02/15/15, fair value
            $1,492) .................................................     1,460
17,000    Wells Fargo Brokerage Svcs., 1.85%, dated 03/28/02, due
            04/01/02, repurchase proceeds $17,003 (Collateralized by
            $17,280 FHLMC 4.25%, 10/03/05, fair value $17,315) ......    17,000
-------                                                                --------
$28,460   TOTAL REPURCHASE AGREEMENTS
-------
          (Amortized Cost $28,460) .................................   $ 28,460
                                                                       --------

          TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS -- 99.4%
          (Amortized Cost $70,139) .................................   $ 70,139
                                                                       --------

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6% ............        449
                                                                       --------

          NET ASSETS -- 100.0% .....................................   $ 70,588
                                                                       --------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [36]

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 99.4%                                (000's)
--------------------------------------------------------------------------------
          VARIABLE RATE DEMAND NOTES (NOTE B) -- 57.2%
$   545   Monroe Co., NY, IDR (Rochester Inst.), 4.00%, 04/01/02 ...   $    545
  1,260   Nassau Co., NY, IDR (Kiss Nail Products), 2.40%, 04/01/02       1,260
    245   Payne Co., OK, EDA (Collegiate Housing Foundation), 4.00%,
          04/01/02 .................................................        245
    730   Schenectady, NY, IDR (JMR Development Co.), 2.00%, 04/01/02       730
    840   Washington State Hsg. Fin. Cmnty. (Carlyle Care Ctr.),
          2.00%, 04/01/02 ..........................................        840
    950   Washington State Hsg. Fin. Cmnty. (Pioneer Svcs. Proj.),
          2.00%, 04/01/02 ..........................................        950
    690   American Healthcare Funding, 2.00%, 04/03/02 .............        690
    280   Bexar Co., TX, HFA, MFA, Rev. (Mitchell Village), 2.50%,
          04/03/02 .................................................        280
  1,000   California Pollution Ctl. Fing. Auth., 2.65%, 04/03/02 ...      1,000
    535   Colorado Hsg. Fin. Auth. Econ. Dev. Rev., 2.11%, 04/03/02         535
    975   Corp Grove Management, LLC, 2.45%, 04/03/02 ..............        975
  2,000   Fox Valley Ice Arena LLC, 2.09%, 04/03/02 ................      2,000
    345   Gorham, ME, Rev., Oblig. Secs. (Montalvo Pptys.), 2.20%,
          04/03/02 .................................................        345
    770   Health Midwest Ventures, 2.75%, 04/03/02 .................        770
    250   Milwaukee, WI, Redev. Auth. (Palermo Villa Proj.), 2.20%,
          04/03/02 .................................................        250
  2,600   Raleigh, NC, COPS, 2.00%, 04/03/02 .......................      2,600
    360   Rhode Island, ST, IDR, 2.20%, 04/03/02 ...................        360
    600   American Watchmakers Institute, 2.20%, 04/04/02 ..........        600
  2,390   Bradley E. Lehman, 2.08%, 04/04/02 .......................      2,390
    200   California Infrastructure & Econ. Dev. Bk., 2.03%, 04/04/02       200
    540   California Statewide Cmntys. Dev. Auth. Rev. (Cypress
          Villas), 2.05%, 04/04/02 .................................        540
    495   California Statewide Cmntys. Dev. Auth. Rev. (Oakmont of
          Stockton LLC), 2.40%, 04/04/02 ...........................        495
    500   California Statewide Cmntys. Dev. Auth. Rev. (Park David),
          2.05%, 04/04/02 ..........................................        500
  1,525   Century Motors Acura (Elizabeth Connelley Trust), 2.13%,
          04/04/02 .................................................      1,525
  1,325   Century Motors VW (Elizabeth Connelley Trust), 2.13%,
          04/04/02 .................................................      1,325
    350   Columbia Ridge Orchards, LLC, Ser. 1998, 2.05%, 04/04/02 .        350
    815   Cunat Capital Corp., 2.13%, 04/04/02 .....................        815
  1,000   Dallas Theological, 2.10%, 04/04/02 ......................      1,000
    200   Denver LLC, 2.48%, 04/04/02 ..............................        200
  1,790   Denver LLC, Ser. 2000, 2.10%, 04/04/02 ...................      1,790
    630   Diamond Development Group, Inc., 2.28%, 04/04/02 .........        630
    845   Eden Prairie, MN, IDR (SWB LLC Proj.), 2.50%, 04/04/02 ...        845
    960   Employers Resource Associates, Inc., 2.13%, 04/04/02 .....        960
    900   Erie Co., PA, Hosp. Auth. Rev. (Forestview Hlth. Care
          Ctr.), 2.05%, 04/04/02 ...................................        900
  1,345   Findlay Medical, 2.08%, 04/04/02 .........................      1,345
  2,560   Ft. Mitchell Stn., 2.00%, 04/04/02 .......................      2,560
    110   Geneva, NY, Housing Auth. (DePaul Comm.), 2.00%, 04/04/02         110
    460   HDR Power Systems, Inc., 2.20%, 04/04/02 .................        460
    900   Illinois Dev. Fin. Authority (Trninity Int'l Proj.), 2.05%,
          04/04/02 .................................................        900
    750   Illinois Dev. Fin. Authority, IDR (Quality Screw Proj.),
          2.15%, 04/04/02 ..........................................        750
    560   Maricopa Co., AZ, IDR, (Rise Inc.), 2.20%, 04/04/02 ......        560
    580   Montgomery Co., NY IDR, 2.05%, 04/04/02 ..................        580
    745   MU LLC, Taxable Nts., 2.20%, 04/04/02 ....................        745
  1,755   Oklahoma City, OK, Fin. Auth., IDR (Factory Direct), 2.13%,
          04/04/02 .................................................      1,755
  1,130   Ontario, CA, Redev. Agency Hsg. (Vineyard Village), 2.11%,
          04/04/02 .................................................      1,130
    250   Ontario, CA, Rev. (Mission Oaks), 2.11%, 04/04/02 ........        250

                           TOUCHSTONE FAMILY OF FUNDS
                                      [37]

================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 99.4% (CONTINUED)                    (000's)
--------------------------------------------------------------------------------
          VARIABLE RATE DEMAND NOTES (NOTE B) -- 57.2% (CONTINUED)
$   570   Richfield, MN, (Rediscovered Proj.), 2.00%, 04/04/02 .....   $    570
    200   Riverside Co., CA, IDA, IDR (Advance Business), 2.08%,
          04/04/02 .................................................        200
    100   Suffolk Co., NY, IDR, Civic Facility, 2.00%, 04/04/02 ....        100
    500   Terre Haute, IN, International Airport Authority Rev.,
          2.75%, 04/04/02 ..........................................        500
    130   Tompkins Co., NY, IDR, 2.00%, 04/04/02 ...................        130
    680   Vista Funding Corp. 1996C, 2.25%, 04/04/02 ...............        680
    400   Washington State, MFA Rev. (Bremerton Proj.), 2.00%,
          04/04/02 .................................................        400
    500   Washington State, MFA Rev. (Brittany Park LLC), 2.10%,
          04/04/02 .................................................        500
    965   Washington State, MFA Rev. (Brittany Park LLC), 2.10%,
          04/04/02 .................................................        965
    650   Washington State, MFA Rev. (Sherwood Springs Prtnrs.),
          2.05%, 04/04/02 ..........................................        650
  1,050   Waukesha, WI, Health Systems Rev., 2.00%, 04/04/02 .......      1,050
  1,275   West Bend, WI, IDR (Bestch Tool), 2.05%, 04/04/02 ........      1,275
     70   West Covina, CA, Pub. Fing. Auth. Tax Allocation Rev.,
          2.18%, 04/04/02 ..........................................         70
  1,085   West Hollywood, CA, COPS, 2.88%, 04/04/02 ................      1,085
  1,565   Westwood Baptist Church, 2.13%, 04/04/02 .................      1,565
-------                                                                --------
$50,325   TOTAL VARIABLE RATE DEMAND NOTES
-------
          (AMORTIZED COST $50,325) .................................   $ 50,325
                                                                       --------

          CORPORATE NOTES -- 20.6%
$   108   Chase Manhattan Corp., 8.625%, 05/01/02 ..................   $    108
    375   Associates Corp., NA, 5.96%, 05/15/02 ....................        375
    200   National City Bank, 8.50%, 05/15/02 ......................        201
    200   Wells Fargo Corp., 8.375%, 05/15/02 ......................        202
    250   Citigroup, Inc., 7.45%, 06/06/02 .........................        252
    200   Merrill Lynch & Co., 7.48%, 06/13/02 .....................        201
    310   Bank of America Corp., 8.125%, 06/15/02 ..................        313
    100   Household Finance Corp., 6.70%, 06/15/02 .................        101
  1,000   Society Corp., 8.125%, 06/15/02 ..........................      1,011
  2,530   First Union Corp., 8.125%, 06/24/02 ......................      2,554
    440   Suntrust Banks, Inc., 7.375%, 07/01/02 ...................        444
    630   Bank of New York Co., Inc., 7.625%, 07/15/02 .............        639
    175   First Union Corp., 7.875%, 07/15/02 ......................        177
    825   Household Finance Corp., 6.125%, 07/15/02 ................        833
    100   Merrill Lynch & Co., 7.36%, 07/24/02 .....................        102
    500   Fleet Mortgage Group, 7.06%, 07/26/02 ....................        506
    105   Bankers Trust Corp., 7.125%, 07/31/02 ....................        106
    250   Salomon Smith Barney, 7.75%, 07/31/02 ....................        255
    125   Bank One Corp., 6.40%, 08/01/02 ..........................        127
    105   Bank One Corp., 7.25%, 08/01/02 ..........................        107
    405   Bear Stearns Co., 6.50%, 08/01/02 ........................        410
  1,035   PNC Funding Corp., 6.95%, 09/01/02 .......................      1,055
    135   General Electric Capital Corp., 6.65%, 09/03/02 ..........        137
    100   Bank of America Corp., 7.20%, 09/15/02 ...................        102
    340   National Rural Utilities, 6.50%, 09/15/02 ................        345
  3,725   National Rural Utilities, 5.00%, 10/01/02 ................      3,763
    550   Wachovia Corp., 8.00%, 11/15/02 ..........................        566
    300   Firstar Bank of Milwaukee, 6.25%, 12/01/02 ...............        306
    115   American General Finance, 6.25%, 12/18/02 ................        117
    180   Caterpillar Financial Services, 7.93%, 01/15/03 ..........        187

                           TOUCHSTONE FAMILY OF FUNDS
                                      [38]

================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 99.4% (CONTINUED)                    (000's)
--------------------------------------------------------------------------------
          CORPORATE NOTES -- 20.6% (CONTINUED)
$   350   Bear Stearns Co., 6.125%, 02/01/03 .......................   $    359
    486   General Electric Capital Corp., 7.00%, 02/03/03 ..........        500
    130   Merrill Lynch & Co., 6.00%, 02/12/03 .....................        133
    470   First Union Corp., 7.25%, 02/15/03 .......................        486
    100   Bank of America Corp., 6.85%, 03/01/03 ...................        103
    250   Dean Witter Discover Card, 6.875%, 03/01/03 ..............        258
    230   Fleetboston Financial Corp., 6.875%, 03/01/03 ............        237
    100   Merrill Lynch & Co., 6.875%, 03/01/03 ....................        104
    100   First Union Corp., 6.625%, 03/15/03 ......................        103
    280   Bear Stearns Co., 6.75%, 04/15/03 ........................        289
-------                                                                --------
$17,909   TOTAL CORPORATE NOTES
-------
          (Amortized Cost $18,174) .................................   $ 18,174
                                                                       --------
          TAXABLE MUNICIPAL BONDS -- 11.1%
$ 1,365   Harlan Co., KY, Justice Ctr. Antic. Renewal Nts., 4.00%,
          04/01/02 .................................................   $  1,365
    945   Virginia State Hsg. Dev. Auth. Commonwealth Mtg., 5.77%,
          04/01/02 .................................................        945
     85   Arcadia, CA, Redev. Agency Tax Allocation, Central Redev .
          Proj., 6.75%, 05/01/02 ...................................         85
    420   Deerfield Twp., OH, Building Acquisition Notes, 5.20%,
          05/15/02 .................................................        420
  1,000   Wayne Co., KY, Public Pptys. Corp. Rev., First Mtg., BANS,
          4.25%, 06/01/02 ..........................................      1,000
  1,482   Darke Co., OH, GO BANS, 3.35%, 07/18/02 ..................      1,484
    100   Compton, CA, Cmnty. Redev. Agy., 6.70%, 08/01/02 .........        101
    345   San Francisco, CA, City & Co. COP (30 Van Ness Ave. Ppty),
          3.25%, 09/01/02 ..........................................        345
    460   Texas St. Hsg. Corp., 3.00%, 09/02/02 ....................        460
    500   Lebanon, OH, GO BANS, 3.82%, 09/24/02 ....................        501
  2,400   Cleveland, OH, Parking Acquisition Notes, 3.75%, 11/01/02       2,398
    335   Texas St. Hsg. Corp., 3.00%, 03/01/03 ....................        335
    325   Texas St. Hsg. Corp., 3.00%, 03/02/03 ....................        325
-------                                                                --------
$ 9,762   TOTAL TAXABLE MUNICIPAL BONDS
-------
          (Amortized Cost $9,764) ..................................   $  9,764
                                                                       --------

          COMMERCIAL PAPER -- 10.0%
$ 1,615   Amsterdam Funding, 04/01/02 ..............................   $  1,615
  4,000   Merrill, 04/01/02 ........................................      4,000
  1,165   Walmart, 04/02/02 ........................................      1,165
  2,000   Cooperative Assoc. of Tractor Dealers, 04/03/02 ..........      2,000
-------                                                                --------
$ 8,780   TOTAL COMMERCIAL PAPER
-------
          (Amortized Cost $8,780) ..................................   $  8,780
                                                                       --------

          ADJUSTABLE RATE PUT BOND -- 0.5%
$   415   Moon, PA, IDA (One Thorn Run), 2.75%, 11/01/025
-------
          (Amortized Cost $415) ....................................   $    415
                                                                       --------

          TOTAL INVESTMENT SECURITIES -- 99.4%
          (Amortized Cost $87,458) .................................   $ 87,458

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6% ............        551
                                                                       --------

          NET ASSETS -- 100.0% .....................................   $ 88,009
                                                                       --------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [39]

BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 92.9%                                (000's)
--------------------------------------------------------------------------------
          ASSET-BACKED SECURITIES -- 2.8%
$   750   CNH Equipment Trust, Series 2000-B, Class A4, 6.95%,
          09/15/07 .................................................   $    785
    345   MBNA Master Credit Card Trust, Series 1999-J, Class A,
          7.00%, 02/15/12 ..........................................        366
-------                                                                --------
$ 1,095   TOTAL ASSET-BACKED SECURITIES
-------
          (Amortized Cost $1,151) ..................................   $  1,151
                                                                       --------

          CORPORATE BONDS -- 24.6%
$   550   Alberta Energy Co., 7.375%, 11/01/31 .....................   $    557
    400   Alleghany Energy Inc., 7.75%, 08/01/05 ...................        423
    450   Bank of New York, 7.30%, 12/01/09 ........................        476
    525   Burlington Resources, 5.60%, 12/01/06 ....................        513
    150   Deere & Co., 8.95%, 06/15/19 .............................        166
  1,100   Dow Chemical, 5.25%, 05/14/04, 144a ......................      1,107
    475   France Telecom, 7.20%, 03/01/06 ..........................        482
    485   General Electric Cap Corp., 6.75%, 03/15/32 ..............        469
    500   Heinz (H.J.) Co., 6.625%, 07/15/11 .......................        502
    500   Indiana Michigan Power, 6.125%, 12/15/06 .................        497
    470   JP Morgan Chase & Co., 6.75%, 02/01/11 ...................        471
     66   Kaiser Found Hospital, 9.55%, 07/15/05 ...................         72
    550   Kinder Morgan Energy Partners, 7.75%, 03/15/32 ...........        557
    750   Lb-Ubs Commercial Mortgage Trust, 6.37%, 12/15/28 ........        749
    535   Morgan Stanley Dean Witter, 6.60%, 04/01/12 ..............        532
    450   National Rural Utilities, 6.50%, 03/01/07 ................        449
    480   Northwest Pipeline, 6.625%, 12/01/07 .....................        467
    400   Peoples Energy, 6.90%, 01/15/11 ..........................        392
    750   Teco Energy Inc., 7.20%, 05/1/11 .........................        765
    450   Tyco International, 6.375%, 02/15/06 .....................        412
-------                                                                --------
$10,036   TOTAL CORPORATE BONDS
-------
          (Amortized Cost $10,058 ..................................   $ 10,058
                                                                       --------

   U.S.   GOVERNMENT AGENCY ISSUES -- 11.0%
$   575   FHLMC, 5.50%, 09/15/11 ...................................   $    552
  1,500   FNMA, 4.75%, 11/14/03 ....................................      1,526
    800   FNMA, 5.125%, 02/27/07 ...................................        790
    800   FNMA, 6.20%, 02/27/12 ....................................        785
    735   FNMA, 6.25%, 05/15/29 ....................................        704
    110   FNMA, 6.375%, 06/15/09 ...................................        114
-------                                                                --------
$ 4,520   TOTAL U.S. GOVERNMENT AGENCY ISSUES
-------
          (Amortized Cost $4,471) ..................................   $  4,471
                                                                       --------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [40]

================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 92.9% (CONTINUED)                    (000's)
--------------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 38.2%
$ 1,713   FHLMC, 6.50%, 12/01/31 ...................................   $  1,709
  1,410   FNMA, 6.00%, 05/01/31 ....................................      1,368
  1,350   FNMA, 6.50%, 07/25/27 ....................................      1,364
  1,956   FNMA, 6.50%, 08/01/29 ....................................      1,955
  1,750   FNMA, 6.50%, 03/25/30 ....................................      1,728
    376   FNMA, 6.50%, 02/01/31 ....................................        375
  1,369   FNMA, 6.50%, 03/01/32 ....................................      1,364
    523   FNMA, 7.00%, 02/01/30 ....................................        534
    754   FNMA, 7.00%, 07/01/30 ....................................        769
  2,856   FNMA, 7.50%, 01/01/31 ....................................      2,959
    602   FNMA, 8.00%, 05/01/30 ....................................        633
    332   GNMA, 6.75%, 09/20/24 ....................................        340
    393   GNMA, 8.00%, 07/15/30 ....................................        413
     81   GNMA, 9.00%, 08/15/19 ....................................         90
-------                                                                --------
$15,465   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
-------
          (Amortized Cost $15,601) .................................   $ 15,601
                                                                       --------

          U.S. TREASURY OBLIGATIONS -- 16.3%
$   715   U.S. Treasury Bond, 6.125%, 08/15/29 .....................   $    728
    930   U.S. Treasury Bond, 9.125%, 05/18/18 .....................      1,230
    200   U.S. Treasury Bond, 11.75%, 11/15/14 .....................        277
  2,000   U.S. Treasury Note, 4.625%, 05/15/06 .....................      1,992
    500   U.S. Treasury Note, 5.00%,08/15/11 .......................        483
    600   U.S. Treasury Note, 6.125%, 08/15/07 .....................        630
  1,250   U.S. Treasury Note, 6.75%, 05/15/05 ......................      1,336
-------                                                                --------
$ 6,195   TOTAL U.S. TREASURY OBLIGATIONS
-------
          (Amortized Cost $6,676) ..................................   $  6,676
                                                                       --------
          TOTAL INVESTMENT SECURITIES -- 92.9%
          (Amortized Cost $37,957) .................................   $ 37,957

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.1% ............      2,906
                                                                       --------

          NET ASSETS -- 100.0% .....................................   $ 40,863
                                                                       --------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [41]

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 96.8%                                (000's)
--------------------------------------------------------------------------------

          PREFERRED STOCK -- 0.6%
$     0(A)Broadwing Communications, 12.50%, 08/15/09
          (Amortized Cost $144) ....................................   $     60
-------                                                                --------

          U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.9%
$   485   FAMC Discount Note, 04/01/02 (Amortized Cost $485) .......   $    485
-------                                                                --------

          CORPORATE BONDS -- 91.3%
$   100   Genesis Health Ventures, 6.88%, 04/02/02 .................   $     97
    200   Healthsouth Corp., 3.25%, 04/01/03 .......................        193
    100   WCG NoteTrust/Note Corp., 8.25%, 03/15/04 ................        100
    100   Kaufman & Broad Home Corp., 7.75%, 10/15/04 ..............        102
    100   American Standard, Inc., 7.375%, 04/15/05 ................        101
    100   Lear Corp., 7.96%, 05/15/05 ..............................        103
    150   Mcleodusa, Inc., 10.50%, 03/01/07 ........................         35
    200   Lyondell Chemical Co., 9.875%, 05/01/07 ..................        204
     60   Amphenol Corp., 9.875%, 05/15/07 .........................         63
     75   Young Broadcasting, Inc., 8.75%, 06/15/07 ................         75
    100   Nortek, Inc., 9.125%, 09/01/07 ...........................        103
    200   SC Intl. Services, Inc., 9.25%, 09/01/07 .................        140
    100   Royal Caribbean Cruises, 7.00%, 10/15/07 .................         89
     40   Magellan Health Services, 9.375%, 11/15/07 ...............         39
    150   Grant Prideco, Inc., 9.625%, 12/01/07, 144a ..............        156
    115   Omnicare, Inc., 5.00%, 12/01/07 ..........................        109
    100   Accuride Corp., 9.25%, 02/01/08 ..........................         75
    100   Courtyard by Marriott II, 10.75%, 02/01/08 ...............        103
    150   Navistar Intl., 8.00%, 02/01/08 ..........................        148
    100   BRL Universal Equipment, 8.875%, 02/15/08 ................        103
    100   Manor Care, Inc., 8.00%, 03/01/08 ........................        103
    100   Advancepcs, 8.50%, 04/01/08 ..............................        104
    200   Sequa Corp., 8.875%, 04/01/08 ............................        200
    200   Avisat Corp., 9.75%, 06/01/08 ............................        210
    100   Nuevo Energy Co., 9.50%, 06/01/08 ........................         98
    200   Stewart Enterprises, 10.75%, 07/01/08 ....................        220
    100   Mission Energy Holding, 13.50%, 07/15/08 .................        109
    250   Equistar Chemical Funding, 10.125%, 09/01/08, 144a .......        257
    200   Felcor Lodging LP, 9.50%, 09/15/08 .......................        210
    125   Federal-Mogul Corp., 7.50%, 01/15/09 .....................         22
    200   Longview Fibre Co., 10.00%, 01/15/09, 144a ...............        208
    100   Integrated Electric Services, 9.375%, 02/01/09 ...........         92
     40   SBA Communications Corp., 10.25%, 02/01/09 ...............         27
    100   California Steel Ind., 8.50%, 04/01/09 ...................        100
    200   Beverly Enterprises, Inc., 9.625%, 04/15/09, 144a ........        204
    200   Susquehanna Media Co., 8.50%, 05/15/09 ...................        206
    100   AES Corp., 9.50%, 06/01/09 ...............................         78

                           TOUCHSTONE FAMILY OF FUNDS
                                      [42]

================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 96.8% (CONTINUED)                    (000's)
--------------------------------------------------------------------------------
          CORPORATE BONDS -- 91.3% (CONTINUED)
$   125   Schuler Homes, 9.375%, 07/15/09 ..........................   $    130
    100   Allied Waste North America, 10.00%, 08/01/09 .............        101
    200   Williams Comm. Group, Inc., 10.875%, 10/01/09 ............         30
    100   Primus Telecom Group, 12.75%, 10/15/09 ...................         37
    100   Adelphia Comm., 9.375%, 11/15/09 .........................         94
    100   Alliance Atlantis Comm., 13.00%, 12/15/09 ................        113
    200   Charter Comm. Hlds/Chrt Cap., 10.25%, 01/15/10 ...........        195
    200   Coinmach Corp., 9.00%, 02/01/10, 144a ....................        206
    200   Level 3 Communications, 11.25%, 03/15/10 .................         90
    100   Orion Power Holdings, Inc., 12.00%, 05/1/10 ..............        116
    200   Flextronics Intl. Ltd., 9.875%, 07/01/10 .................        215
    180   Pemex Project FDG Master TR, 9.125%, 10/13/10 ............        194
    100   Stone Container Corp., 9.75%, 02/01/11 ...................        108
    200   Briggs & Stratton Corp., 8.875%, 03/15/11 ................        212
    100   Lone Star Technologies, 9.00%, 06/01/11 ..................         93
    100   Meritage Corp, 9.75%, 06/01/11 ...........................        105
    100   MacDermid, Inc., 9.125%, 07/15/11 ........................        104
    100   Quebecor Media, Inc., 11.125%, 07/15/11 ..................        109
    100   Teekay Shipping Corp., 8.875%, 07/15/11, 144a ............        105
    200   Tyson Foods, Inc., 8.25%, 10/01/11 .......................        212
    250   Dimon, Inc., 9.625%, 10/15/11, 144a ......................        265
    200   Ingles Markets, Inc., 8.875%, 12/01/11, 144a .............        201
    150   Allegheny Technologies, 8.375%, 12/15/11, 144a ...........        147
    200   Olin Corp., 9.125%, 12/15/11 .............................        210
     60   Pathmark Stores, 8.75%, 02/01/12, 144a ...................         62
    200   Circus & Eldor/Silver Leg, 10.125%, 03/01/12, 144a .......        206
    200   Consol Energy, Inc., 7.875%, 03/01/12 ....................        193
    200   Corus Entertainment, Inc., 8.75%, 03/01/12, 144a .........        207
    150   Northwestern Corp., 8.75%, 03/15/12, 144a ................        149
     95   Rotech Healthcare, Inc., 9.50%, 04/01/12, 144a ...........         98
    180   Husky Oil Ltd., 8.90%, 08/15/28 ..........................        183
-------                                                                --------
$ 9,545   TOTAL CORPORATE BONDS
-------
          (Amortized Cost $9,076) ..................................   $  9,076
                                                                       --------

          TOTAL INVESTMENT SECURITIES -- 96.8%
          (Amortized Cost $9,621) ..................................   $  9,621

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.2% ............        322
                                                                       --------

          NET ASSETS -- 100.0% .....................................   $  9,943
                                                                       --------

(A)  Par Value is less than 1,000.

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [43]

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
================================================================================
 PAR                                                                     MARKET
VALUE                                                                    VALUE
(000's)   INVESTMENT SECURITIES -- 128.4%                                (000's)
--------------------------------------------------------------------------------
          U.S. TREASURY OBLIGATIONS -- 39.7%
$ 3,000   U.S. Treasury Note, 5.75%, 11/15/05 ......................   $  3,118
  1,500   U.S. Treasury Note, 3.50%, 11/15/06 ......................      1,419
    750   U.S. Treasury Note, 5.50%, 05/15/09 ......................        759
  1,850   U.S. Treasury Bond, 5.00%, 02/15/11 ......................      1,793
  1,500   U.S. Treasury Bond, 12.00%, 08/15/13 .....................      2,035
  2,000   U.S. Treasury Note, 11.25%, 02/15/15 .....................      2,978
-------                                                                --------
$10,600   Total U.S. Treasury Obligations (Amortized Cost $12,525) .   $ 12,102
-------                                                                --------

          U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.7%
$ 6,115   FAMC Discount Note, 04/01/02 .............................   $  6,115
  1,000   FNMA, 5.25%, 06/15/06 ....................................      1,005
    640   FNMA, 5.13%, 02/27/07 ....................................        632
  1,000   FNMA, 7.13%, 03/15/07 ....................................      1,078
  2,000   FNMA, 5.25%, 01/15/09 ....................................      1,946
    500   FNMA, 6.40%, 05/14/09 ....................................        508
    660   FNMA, 6.20%, 02/27/12 ....................................        647
  2,000   FNMA, 6.50%, 04/01/17 ....................................      2,025
-------                                                                --------
$13,915   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $14,028) .................................   $ 13,956
-------                                                                --------

          MORTGAGE BACKED SECURITIES (NOTE C) -- 43.0%
$ 1,883   FNMA, 6.50%, 06/01/16 ....................................   $  1,917
    243   GNMA, 6.75%, 09/20/24 ....................................        249
    800   FHLMC CMO 2340 EC, 6.00%, 03/15/25 .......................        797
  1,043   GNMA, 7.00%, 06/15/28 ....................................      1,066
  1,481   FHLMC, 6.00%, 12/01/28 ...................................      1,447
    824   FNMA, 8.00%, 07/16/31 ....................................        866
  2,349   FNMA, 6.50%, 07/16/31 ....................................      2,341
  1,925   FNMA, 6.00%, 07/16/31 ....................................      1,868
  2,600   FNMA, 6.50%, 04/01/32 ....................................      2,577
-------                                                                --------
$13,148   TOTAL MORTGAGE BACKED SECURITIES (Amortized Cost $13,080)    $ 13,128
-------                                                                --------

          TOTAL INVESTMENT SECURITIES -- 128.4%
          (Amortized Cost $39,633) .................................   $ 39,186

          LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.4%) .........     (8,672)
                                                                       --------

          NET ASSETS -- 100.0% .....................................   $ 30,514
                                                                       --------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [44]

NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
================================================================================

A.   REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

B.   VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

C.   ADJUSTABLE RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

Adjustable  rate  U.S.   Government   agency   mortgage-backed   securities  are
mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Such adjustable rate mortgage securities have interest rates that reset at periodic intervals based on a specified interest rate index. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity date.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CMO - Collaterized Mortgage Obligation
COP - Certificates of Participation
EDA - Economic Development Revenue
FAMC - Federal Agricultural Mortgage Corporation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFA - Multi-Family Authority
MFH - Multi-Family Housing
SLMA - Student Loan Marketing Association
144A - This is a restricted  security that was sold in a transaction exempt from
       Rule 144A of the  Securities  Act of 1933.  This  security may be sold in
       transactions   exempt   from   registration,    normally   to   qualified
       institutional buyers.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [45]

                       This page intentionally left blank.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

Member Western & Southern Financial Group

                                         -------------------
                                              PRESORTED
                                              STANDARD
                                          U.S. POSTAGE PAID
                                              BERWYN, IL
                                            PERMIT #3602
                                         -------------------
                                   Address Service Requested

       TOUCHSTONE
[LOGO]--------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

                                                                    TSF-264-0203